Summary of Significant Accounting Policies - Revenue Recognition Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Performance obligation, description of timing	The Company’s software licenses either provide its customers a perpetual right to use its software or the right to use its software for only a fixed term, in most cases between a one- and three-year time frame.
Advances from customers		$ 138,982	$ 159,409
Contract with customer, liability, revenue recognized	$ 97,823	61,964
Revenue, remaining performance obligation amount	231,666	172,885
Unbilled revenue	72,257	33,903
Capitalized sales commission, impairment loss	0	0
Capitalized contract cost amortization	$ 10,700	$ 8,400	$ 6,800
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Initial Application Period Cumulative Effect Transition [Line Items]
Revenue, remaining performance obligation, percentage	61.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	1 year